Note 1 - Organization and Going Concern	33 Months Ended
Sep. 30, 2012
Organizationand Going Concern
September 30, 2012 (unaudited)	December 31, 2011
NOTE 1 - ORGANIZATION AND GOING CONCERN

Organization

Kallo Inc. (the “Company” or “Kallo”), formerly, Diamond Technologies, Inc., a development stage company, was incorporated in Nevada on December 12, 2006. The Company originally offered media, inks, printing, and graphic design services to the large format digital printing industry. The Company’s fiscal year ends on December 31st. On December 31, 2009, Kallo entered into an agreement with Rophe Medical Technologies Inc. and its shareholders (collectively “Rophe”) wherein Kallo acquired all of the issued and outstanding shares of common stock of Rophe. As a result of the Rophe transaction, Kallo changed its business focus from selling printing equipment to manufacturing and developing software designed to taking medical information from many sources, and then depositing it into a single source as an electronic medical record for each patient. On January 14, 2011, Kallo Inc. was incorporated in Nevada and merged into Diamond Technologies Inc., at which point the Company changed its name to Kallo Inc.

On December 10, 2010, the Company entered into a North American Authorized Agency Agreement (the “Agreement”) with Advanced Software Technologies, Inc., located in the Grand Cayman Islands (“AST”). Under the Agreement, the Company was appointed sales agent for AST and will be paid fees by AST for selling AST products. The Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market. The AST technology is being incorporated into the Company’s medical information software currently in development.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has experience of defaults in paying capital leases and loans payable and has incurred operating losses since inception and has an accumulated deficit of $11,470,969 at September 30, 2012. The Company will continue to incur losses as it develops its products and marketing channels during 2012. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has met its historical working capital requirements from the sale of common shares and loans from an officer/stockholder. In order to not burden the Company, the officer/stockholder has agreed to provide funding to the Company to pay its annual audit fees, filing costs and legal fees as long as the board of directors deems it necessary. However, there can be no assurance that such financial support shall be ongoing or available on terms or conditions acceptable to the Company.

NOTE 1 - ORGANIZATION AND GOING CONCERN

Organization

Kallo Inc. (the “Company” or “Kallo”), formerly, Diamond Technologies, Inc., a development stage company, was incorporated in Nevada on December 12, 2006. The Company originally offered media, inks, printing, and graphic design services to the large format digital printing industry. The Company’s fiscal year ends on December 31st. On December 31, 2009, Kallo entered into an agreement with Rophe Medical Technologies Inc. and its shareholders (collectively “Rophe”) wherein Kallo acquired all of the issued and outstanding shares of common stock of Rophe.As a result of the Rophe transaction, Kallo changed its business focus from selling printing equipment to manufacturing and developing software designed to taking medical information from many sources, and then depositing it into a single source as an electronic medical record for each patient.

On January 14, 2011, Kallo Inc. was incorporated in Nevada and merged into Diamond Technologies Inc., at which point the Company changed its name to Kallo Inc.

On December 10, 2010, the Company entered into a North American Authorized Agency Agreement (the “Agreement”) with Advanced Software Technologies, Inc., located in the Grand Cayman Islands (“AST”).Under the Agreement, the Company was appointed sales agent for AST and will be paid fees by AST for selling AST products. The Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market. The AST technology is being incorporated into the Company’s medical information software currently in development.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.The amounts of assets and liabilities in the consolidated financial statements do not purport to represent realizable or settlement values. The Company has incurred operating losses since inception and has an accumulated deficit of $9,757,198 at December 31, 2011. The Company will continue to incur losses as it develops its products and marketing channels during 2012.

The Company has met its historical working capital requirements from the sale of common shares and loans from an officer/stockholder. In order to not burden the Company, the officer/stockholder has agreed to provide funding to the Company to pay its annual audit fees, filing costs and legal fees as long as the board of directors deems it necessary. However, there can be no assurance that such financial support shall be ongoing or available on terms or conditions acceptable to the Company. This raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. After the year end, the Company raised $1,150,848.15, of which $394,474 was received as at December 31, 2011, by issuing 23,016,963 unregistered shares of common stock.